Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets:
Other non-current assets	$ 3	$ 3
Total non-current assets	3	3
Prepaid expenses	228	492
Other receivables	138	140
Cash and cash equivalents	65,275	70,770
Total current assets	65,641	71,402
Total assets	65,644	71,405
Equity and Liabilities
Share capital	158	157
Other components of equity:
Foreign currency translation reserve	78,347	87,356
Accumulated deficit	(16,422)	(16,716)
Equity attributable to shareholders of the Company	62,083	70,797
Total equity	62,083	70,797
Loan payable Forward Pharma GmbH	2,945
Trade payables	80	70
Accrued liabilities	536	538
Total current liabilities	3,561	608
Total equity and liabilities	$ 65,644	$ 71,405